CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT
Cash and cash equivalents	R$ 1,898	R$ 1,537
Marketable securities	358	774
Receivables from customers, traders and concession holders	5,596	5,434
Concession financial and sector assets	1,190	814
Concession contract assets	1,140	850
Recoverable taxes	511	635
Income tax and social contribution tax credits	7	411
Derivative financial instruments		368
Dividends receivable	111	50
Restricted cash	235	31
Public lighting contribution	296	261
Other assets	832	646
Total	12,174	11,811
Assets classified as held for sale	57	58
TOTAL CURRENT	12,231	11,869
NON-CURRENT
Marketable securities	135
Receivables from customers, traders and concession holders	254	43
Recoverable taxes	1,455	1,319
Income tax and social contribution tax recoverable	582	445
Deferred income tax and social contribution tax	2,334	3,045
Escrow deposits	1,196	1,243
Accounts receivable from the State of Minas Gerais	40	13
Concession financial and sector assets	6,882	5,726
Concession contract assets	10,327	7,676
Other assets	161	86
Investments – Equity method	3,221	4,632
Property, plant and equipment	3,715	3,256
Intangible assets	16,806	15,249
Leasing – right-of-use assets	387	398
TOTAL NON-CURRENT	47,495	43,131
TOTAL ASSETS	59,726	55,000
CURRENT
Suppliers	2,952	3,017
Regulatory charges	344	487
Profit sharing	111	165
Taxes payable	725	644
Income tax and social contribution tax	163	111
Interest on own equity and dividends payable	3,611	2,924
Loans and debentures	2,877	2,630
Payroll and related charges	217	239
Public lighting contribution	475	425
Accounts payable related to energy generated by residential consumers	1,251	705
Post-employment obligations	233	329
Sector financial liabilities	16
PIS/Pasep and Cofins taxes to be refunded to customers	526	854
Lease liabilities	79	79
Other liabilities	565	484
TOTAL CURRENT	14,145	13,093
NON-CURRENT
Regulatory charges	172	90
Loans and debentures	9,403	7,201
Taxes payable	496	362
Deferred income tax and social contribution tax	1,543	1,112
Provisions	1,853	2,200
Post-employment obligations	4,073	5,088
PIS/Pasep and Cofins taxes to be refunded to customers	166	664
Lease liabilities	350	354
Other liabilities	143	180
TOTAL NON-CURRENT	18,199	17,251
TOTAL LIABILITIES	32,344	30,344
EQUITY
Share capital	14,309	11,007
Capital reserves	393	2,250
Profit reserves	13,575	13,041
Other comprehensive income	(900)	(1,648)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	27,377	24,650
NON-CONTROLLING INTERESTS	5	6
TOTAL EQUITY	27,382	24,656
TOTAL LIABILITIES AND EQUITY	R$ 59,726	R$ 55,000